SHAREHOLDERS' EQUITY - Movement in PSU and RSU Instruments (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance (in shares)	342,206	1,707,571
Granted (in shares)	198,528	309,637
Cancelled (in shares)	(38,697)	(61,041)
Redeemed (in shares)	0	(1,613,961)
Ending balance (in shares)	502,037	342,206
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance (in shares)	364,263	108,589
Granted (in shares)	198,528	326,694
Cancelled (in shares)	(38,697)	(66,041)
Redeemed (in shares)	0	(4,979)
Ending balance (in shares)	524,094	364,263